SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
SHAREHOLDERS’ EQUITY	SHAREHOLDERS’ EQUITY
Successor’s Share Capital
Under the Company’s Memorandum of Association (the “Constitutional Document”), its authorized share capital consists of 1,000,000,000 Class A ordinary shares, 100,000,000 Class B ordinary shares and 25,000,000 Preference Shares, each having a par value of $0.0001. As of December 31, 2023 (Successor Period), there were 101,228,857 and 20,847,553 Class A and Class B ordinary shares, respectively, issued and outstanding. The Company did not have any Preference Shares issued and outstanding as of December 31, 2023 (Successor Period).
Each Class A ordinary share is entitled to one vote per share. The Company can, at the discretion of its Board of Directors, declare dividends and distributions out of the funds of the Company lawfully available therefor. In the event of a voluntary or involuntary liquidation or wind-up, assets available for distribution among the holders of Class A ordinary shares will be distributed on a pro rata basis.
Each Class B ordinary share is entitled to one vote per share and will vote together with holders of Class A ordinary shares as a single class. Class B ordinary shares are non-economic shares that are not entitled to dividends. Upon a liquidation, dissolution or winding up the Company, the holders of Class B ordinary shares will not be entitled to receive any assets of the Company, except to the extent of the par value of their shares, pro rata with the distributions that the Class A ordinary shares.
As outlined in “Note 3. Business Combinations,” Class B ordinary shares were issued by the Company to the Milk Members in connection with the Business Combination, giving rise to noncontrolling interest in the Company’s controlled subsidiary, Waldencast Partners LP. As such, the Constitutional Document prohibits issuances of additional shares of Class B ordinary shares, unless issued to a noncontrolling interest in connection with the Company’s Up-C structure. Class B ordinary shares are convertible into Class A ordinary shares on a one-to-one basis at the option of the holder. If such option is exercised, the exchanged Class B ordinary shares will automatically be surrendered and retired for no consideration. If the Company issues or redeems Class B ordinary shares, Waldencast Partners LP is obligated to issue or redeem a corresponding number of Waldencast LP partnership units, such that the number of issued and outstanding partnership units at any time will correspond and be equivalent to the then number of issued and outstanding Class B ordinary shares.
Predecessor’s Share Capital
The Predecessor’s equity structure consisted of a single class of ordinary shares. In November 2020, the Obagi Board of Directors approved (i) an increase in the number of the Company’s authorized common shares from 50,000 to 25,000,000, (ii) an issuance of 4,000,000 common shares to ZhongHua, and (iii) a two-for-one split of the Company’s issued and outstanding common shares all of which became effective in December 2020. The Company was held by a single shareholder, and the share issuance to ZhongHua was deemed akin to a stock split. All share, per share amounts and related shareholders’ equity balances presented for Predecessor Periods have been retroactively adjusted to reflect the impact of the Stock Split.

As of December 31, 2021 (Predecessor Period) the Predecessor had 25,000,000 ordinary shares authorized and 8,000,002 shares issued and outstanding. Predecessor’s ordinary shares had a par value of $0.50 per share and each share was entitled to one vote.
The Predecessor was able to, at the discretion of its Board of Directors, declare dividends and distributions out of the funds of the Company lawfully available therefor. Payments of dividends and distributions were limited to realized or unrealized profits of the Company. The Company did not pay any dividends during the period from January 1 to July 27, 2022 (Predecessor Period). In the years ended December 31, 2021 (Predecessor Period) and 2020 (Predecessor Period), Obagi, through a wholly-owned subsidiary, paid $2.0 million (approximately $0.25 per share) and $2.0 million (approximately $0.26 per share), respectively, in dividends to its shareholder.